Long-Term Debt - $85,000 UBS Credit Facility (Details) $ in Thousands								6 Months Ended
	Apr. 03, 2025 USD ($)	Mar. 28, 2025 USD ($)	Mar. 26, 2025 USD ($) Installment	Sep. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	May 18, 2023 USD ($)	Dec. 30, 2021 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
UBS Credit Facility [Member]
Long-Term Debt [Abstract]
Face amount			$ 85,000
Number of payment installments (in Installment) | Installment			12
Frequency of periodic payment								quarterly
Periodic installment payment			$ 7,000
Balloon payment			$ 1,000
Maturity date			Jun. 30, 2028
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			SOFR [Member]
Margin on variable rate			2.15%
Outstanding balance								$ 57,000	$ 71,000
Macquarie Credit Facility [Member]
Long-Term Debt [Abstract]
Face amount						$ 76,000
Balloon payment						$ 25,000
Maturity date						May 31, 2026
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						SOFR [Member]
Margin on variable rate						3.50%
Prepayment of debt, amount	$ 17,500				$ 18,500
Outstanding balance								0
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Long-Term Debt [Abstract]
Prepayment of debt, amount	$ 46,818
E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Long-Term Debt [Abstract]
Face amount							$ 60,000
Maturity date				Jul. 31, 2026
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]							SOFR [Member]
Margin on variable rate							2.75%
Prepayment of debt, amount		$ 5,900		$ 8,500
Outstanding balance								$ 0